INVESTMENT IN ASSOCIATE	3 Months Ended
Jun. 30, 2024
Investment In Associate
INVESTMENT IN ASSOCIATE

NOTE 6. INVESTMENT IN ASSOCIATE

Details of the Company’s associate, Stimunity S.A. (“Stimunity”), as of June 30, 2024 and March 31, 2024 are as follows:

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of June 30, 2024	Voting Rights Held as of March 31, 2024
Associate: Stimunity S.A.	Biotechnology	Paris, France	48.9%	48.9%

The following table is a roll-forward of the Company’s investment in Stimunity as of and for the three months ended June 30, 2024 and 2023:

	As of and for the Three Months Ended June 30,
(In thousands)	2024	2023

Balance, beginning of period	$-	$806
Share of loss	-	(50)
Balance, end of period	$-	$756

The Company accounted for its investment in Stimunity under the equity method and, accordingly, recorded its share of Stimunity’s earnings or loss based on its ownership percentage. The Company recorded loss in equity in Stimunity of $50,000 for the three months ended June 30, 2023. At March 31, 2024, the Company reduced the investment to nil .